SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Long-lived Assets by Geographical Areas) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 21,947	$ 16,201
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	17,581	12,326
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	699	613
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 3,667	$ 3,262